SEC File Nos. 333-129081

811-21825

AARP FUNDS

AARP AGGRESSIVE FUND

AARP MODERATE FUND

AARP CONSERVATIVE FUND

AARP INCOME FUND

AARP MONEY MARKET FUND

Supplement dated August 1, 2008 to the Statement of Additional Information dated October 29, 2007

This Supplement updates information in the Statement of Additional Information (“SAI”) dated October 29, 2007 and includes the information from the supplement dated January 25, 2008, which is superseded by this Supplement.  You may obtain a copy of the Prospectus or Statement of Additional Information free of charge, upon request, by calling the AARP Financial Center toll-free at 1-800-958-6457 or visiting www.aarpfunds.com.

In the section of the SAI captioned “Management of the Trust,” the Trustees and Officers table and its footnotes on pages 4-6 is replaced in its entirety with the following:

MANAGEMENT OF THE TRUST

Trustees and Officers.  The table below includes information about the trustees and officers of the Trust, including their:

•                  business addresses;

•                  ages;

•                  principal occupations during the past five years; and

•                  other directorships of publicly traded companies or funds.

Name, Address and Age	Position(s) with the Trust and Term of Office(1)	Principal Occupation(s) During Past 5 Years	Number of Funds and Portfolios in Fund Complex(2) Overseen by Trustee	Other Directorships Held by Trustee
Independent Trustees

Peter C. Clapman c/o AARP Financial Incorporated 650 F Street, N.W., Washington, DC 20004 Age: 72	Chairman of the Board and Trustee since 2005	Consultant, governance advisory services (July 2005 – present); Director, National Association of Corporate Directors (non-profit private director education) (January 2005 – present); Head of U.S. operations, Governance for Owners (governance services and consulting) (June 2005 – present); Member, NASDAQ Listing Council (2005-present); Senior Vice President and Chief Counsel, TIAA-CREF (financial services, pension and investment products) (1972 – July 2005).	8	Director, iPass, Inc. (February 2007–present).

Name, Address and Age	Position(s) with the Trust and Term of Office(1)	Principal Occupation(s) During Past 5 Years	Number of Funds and Portfolios in Fund Complex(2) Overseen by Trustee	Other Directorships Held by Trustee
Richard M. Reilly c/o AARP Financial Incorporated 650 F Street, N.W., Washington, DC 20004 Age: 70	Trustee since 2006	Self-Employed Consultant (November 2002 – present); Trustee, International Foundation for Retirement Education (InFRE) (September 2006 – present); Senior Vice President, Allmerica Financial Corp. (financial services holding company) (November 2001 – November 2002); President, Allmerica Financial Services (investments/insurance) (1995 – November 2001).	8	None.

Ellen B. Safir, CFA c/o AARP Financial Incorporated 650 F Street, N.W., Washington, DC 20004 Age: 64	Trustee since 2006	Chief Executive Officer, New Century Advisors, LLC (registered investment adviser) (2002 – present); President, CFA Society of Washington, DC (July 2007 – present); Member, Investment Committee, United States Holocaust Memorial Museum (June 1997 – present); Managing Director, Fixed Income and Currencies, Howard Hughes Medical Institute (medical research) (1986 – 2002).	8	None.

Lynn E. Turner c/o AARP Financial Incorporated 650 F Street, N.W., Washington, DC 20004 Age: 56	Trustee since 2005	Self-Employed Consultant (June 2007 – present); Trustee, Colorado Public Employees Retirement Association (COPERA) (August 2007 – present); Managing Director/Senior Advisor, Kroll Inc. (forensic accounting) (July 2003 – present); Managing Director of Research, Glass Lewis & Co. LLC (financial and proxy research) (July 2003 – June 2007); Professor, Colorado State University (August 2001 – June 2003); Chief Accountant, Securities and Exchange Commission (July 1998 – August 2001).	8	Director, Guidance Software, Inc. (April 2007–present).

Interested Trustee

Robert R. Hagans, Jr.(3) c/o AARP Financial Incorporated 650 F Street, N.W., Washington, DC 20004 Age: 53	Trustee since 2008	Chief Financial Officer, AARP (2001-present); Director, AARP Financial Inc. (2007-present); Director, Boys and Girls Club of America (2008-present)	8	Treasurer and Director, Industrial Bank, NA (2000-present)

(1)          Each trustee may serve until his/her death, resignation, removal, retirement or declaration of incompetence by a court of appropriate jurisdiction.

(2)          The “Fund Complex” consists of the five Funds discussed in this SAI, and three series of AARP Portfolios, which are not offered in this SAI.

(3)          Mr. Hagans is considered an interested trustee due to his position as Chief Financial Officer of AARP.

Name, Address and Age	Position(s) with the Trust and Term of Office(1)	Principal Occupation(s) During Past 5 Years
Officers

Richard M. Hisey, CFA AARP Financial Incorporated Two Highwood Drive, 2nd Floor, Tewksbury MA 01876 Age: 49	President and Treasurer

President, AARP Financial Inc. (May 2008 - present); Chief Investment Officer, AARP Financial Inc. (April 2006 – present); Executive Vice President and Chief Investment Officer, Cole Management, Incorporated (venture capital firm) (2005-2006); Senior Vice President, MFS Investment Management and Treasurer and Chief Financial Officer, MFS Group of Mutual Funds (2002-2005); Senior Vice President, The Bank of New York (2000-2002).

Jeffrey J. Gaboury AARP Financial Incorporated Two Highwood Drive, 2nd Floor, Tewksbury MA 01876 Age: 39	Assistant Treasurer

Assistant Treasurer, AARP Financial Inc. (May 2008–present); Deputy Treasurer, Lord, Abbett & Co. LLC (June 2006-April 2008); Treasurer and Chief Financial Officer of the New York Life Investment Management Group of Mutual Funds (December 2004–December 2005); Director of Compliance, Investors Bank & Trust Company (August 1996-November 2004)

Susan Kirkpatrick AARP Financial Incorporated Two Highwood Drive, 2nd Floor, Tewksbury, MA 01876 Age: 42	Chief Compliance Officer

Chief Compliance Officer, AARP Financial Inc. (November 2007-present); Director of Compliance, AARP Financial Inc. (December 2005-November 2007); Chief Compliance Officer, Grail Partners (investment banking) (March 2005-December 2005); Director, Devonshire Financial Group (consulting) (September 2004-December 2005); NewRiver, Inc. (electronic delivery of compliance documents) (July 1999-Septmeber 2004)

Marc Duffy AARP Financial Incorporated 650 F Street, N.W., Washington, DC 20004 Age: 50	Secretary

Associate General Counsel, AARP Financial Inc. (August 2006-present); Assistant General Counsel, E*TRADE Financial Corporation (January 2004-August 2006); Assistant General Counsel, Legg Mason Wood Walker, Incorporated (September 1999 – January 2004).

Julie Tedesco State Street Bank and Trust Company 4 Copley Place, 5th Floor, Boston, MA 02116 Age: 50	Assistant Secretary	Senior Vice President and Senior Managing Counsel, State Street Bank and Trust Company (2000 - present).

Thresa Dewar State Street Bank and Trust Company The John Hancock Tower, 14th Floor, Boston, MA 02116 Age: 53	Assistant Treasurer	Senior Vice President, Fund Administration, State Street Bank and Trust Company (1997 - present).

(1)        Each officer serves at the pleasure of the Board until the next annual election of officers or until his or her successor is chosen and qualified, or in each case until his or her death, resignation or removal from office, in accordance with the By-Laws of the Trust.

*  *  *  *  *

In the section of the SAI captioned “Management Ownership of the Funds,” the table and its footnotes on page 9 is replaced in its entirety with the following:

	Dollar Range of Equity Securities in the Funds	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Trustee in Family of Investment Companies
Independent Trustees
Peter C. Clapman	AARP Aggressive Fund - $10,001-$50,000	$10,001-$50,000
Richard M. Reilly	AARP Moderate Fund - Over $100,000	Over $100,000
Ellen B. Safir(1)	None	None
Lynn E. Turner(1)	None	None
Interested Trustee
Robert Hagans, Jr.(2)	AARP Aggressive Fund- $1-$10,000	$1-$10,000

(1)        As of October 11, 2007, the aggregate dollar range of Ms. Safir’s investments in all funds in the Fund Complex was $1-$10,000 and Mr. Turner’s was $10,001-$50,000.

(2)        Robert Hagans, Jr. became a trustee of the Trust on August 1, 2008.

*  *  *  *  *

In the section of the SAI captioned “Compensation of Board Members,” the Compensation Table and its footnotes on page 9 is replaced in its entirety with the following:

Compensation Table

Name of Trustee	Aggregate Compensation from the Trust	Pension or Retirement Benefits Accrued as Part of Fund Expenses	Estimated Annual Benefits upon Retirement	Total Compensation from Fund Complex Paid to Trustees(1)
Independent Trustees
Peter C. Clapman	$20,000	N/A	N/A	$40,000
Richard M. Reilly	$20,000	N/A	N/A	$40,000
Ellen B. Safir	$20,000	N/A	N/A	$40,000
Lynn E. Turner	$20,000	N/A	N/A	$40,000
Interested Trustee
Robert Hagans, Jr.(2)	None	N/A	N/A	None
Larry C. Renfro(2)	None	N/A	N/A	None

(1)        As of the date of this SAI, the Fund Complex consisted of the five Funds discussed in this SAI, and three series of AARP Portfolios.

(2)        Larry C. Renfro resigned from his position as trustee of the Trust effective May 16, 2008.  Robert Hagans, Jr. was appointed as a trustee of the Trust to fill the vacancy created by Mr. Renfro’s resignation effective August 1, 2008.

*  *  *  *  *

In the section of the SAI captioned “Portfolio Management Teams” on page 19, the second paragraph is replaced in its entirety with the following:

SSgA FM’s team makes recommendations regarding asset allocation and rebalancing the Funds to AARP Financial, and is responsible for rebalancing the Funds under the direction of AARP Financial.  SSgA FM’s portfolio management team for the Funds follows below.

*  *  *  *  *

Effective January 25, 2008, in the section of the SAI captioned “Portfolio Management Teams” on page 20, the information regarding Michael Lear is replaced in its entirety with the following:

Ola Folarin, CFA

Mr. Folarin is a Principal of SSgA and SSgA FM, and a portfolio manager in the Global Asset Allocation team.  His responsibilities include managing strategic and tactical asset allocation portfolios.  He also helps investors to manage their exposures to various asset class indices or hedge their foreign exchange exposures.  Previously, Mr. Folarin worked as an Associate Portfolio Manager at ProFunds Advisors where he managed a complex of leveraged and short mutual funds that invested strictly in derivative instruments.  Before ProFunds, he worked as an equity analyst for PNC Advisors.  He has been working in the investment management field since 2003.

*  *  *  *  *

Effective January 25, 2008, in the section of the SAI captioned “Accounts Managed by the Portfolio Managers” on page 22, the table and its footnotes are replaced in its entirety with the following table.  The information is as of November 30, 2007.

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Fund**	# of Accounts	Assets Billions($)	# of Accounts	Assets Billions($)	# of Accounts		Assets Billions($)
AARP Conservative Fund
Richard Hisey	4	$0.082	0	$0	0		$0
Daniel Farley*	6	$0.22	44	$8.97	702	**	$64.14
Ola Folarin*	6	$0.22	44	$8.97	702	**	$64.14
Michael O. Martel*	6	$0.22	44	$8.97	702	**	$64.14
Eduardo A. Borges*	6	$0.22	44	$8.97	702	**	$64.14

AARP Moderate Fund
Richard Hisey	4	$0.082	0	$0	0		$0
Daniel Farley*	6	$0.22	44	$8.97	702	**	$64.14
Ola Folarin*	6	$0.22	44	$8.97	702	**	$64.14
Michael O. Martel*	6	$0.22	44	$8.97	702	**	$64.14
Eduardo A. Borges*	6	$0.22	44	$8.97	702	**	$64.14

AARP Aggressive Fund
Richard Hisey	4	$0.082	0	$0	0		$0
Daniel Farley*	6	$0.22	44	$8.97	702	**	$64.14
Ola Folarin*	6	$0.22	44	$8.97	702	**	$64.14
Michael O. Martel*	6	$0.22	44	$8.97	702	**	$64.14
Eduardo A. Borges*	6	$0.22	44	$8.97	702	**	$64.14

AARP Income Fund
Richard Hisey	4	$0.082	0	$0	0		$0
Daniel Farley*	6	$0.22	44	$8.97	702	**	$64.14
Ola Folarin*	6	$0.22	44	$8.97	702	**	$64.14
Michael O. Martel*	6	$0.22	44	$8.97	702	**	$64.14
Eduardo A. Borges*	6	$0.22	44	$8.97	702	**	$64.14

* Assets are managed on a team basis. This table refers to accounts managed by the portfolio managers on behalf of SSgA, which is comprised of all the investment management affiliates of State Street Corporation, including SSgA FM.

**          There are no account assets based upon performance.

- Please Retain This Supplement For Your Future Reference -